INCOME TAXES - SECURITIZE, INC. AND SUBSIDIARIES - Schedule of Components of Income Tax (Details) - Securitize, Inc. and Subsidiaries - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Current
Federal			$ 115,909	$ 0
State			27,538	0
Foreign			59,058	33,173
Total current provision for income taxes			202,505	33,173
Deferred
Federal			52,170	26,971
Deferred State and Local Income Tax Expense (Benefit)			69,875	30,752
Foreign			0	0
Deferred Income Tax Expense (Benefit)			122,045	57,723
Total provision for income taxes	$ 43,008	$ 82,059	$ 324,550	$ 90,896